Debt securities issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt securities issued [Line Items]
Debt securities issued	₩ 63,227,699	₩ 51,340,821
In won
Debt securities issued [Line Items]
Debt securities issued	₩ 54,769,670	₩ 44,961,871
In won | Debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	8.00%	8.00%
Minimum interest rate	0.00%	0.00%
Debt securities issued	₩ 50,661,472	₩ 41,781,486
In won | Subordinated debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	4.60%	4.60%
Minimum interest rate	2.20%	2.20%
Debt securities issued	₩ 4,400,145	₩ 3,500,401
In won | Loss on fair value hedges
Debt securities issued [Line Items]
Debt securities issued	(206,985)	(274,047)
In won | Discount on debt securities issued
Debt securities issued [Line Items]
Debt securities issued	(84,962)	(45,969)
In foreign currency
Debt securities issued [Line Items]
Debt securities issued	₩ 8,458,029	₩ 6,378,950
In foreign currency | Debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	4.01%	4.20%
Minimum interest rate	0.20%	0.00%
Debt securities issued	₩ 6,278,680	₩ 4,989,904
In foreign currency | Subordinated debt securities issued
Debt securities issued [Line Items]
Maximum interest rate	5.00%	3.88%
Minimum interest rate	3.75%	3.75%
Debt securities issued	₩ 2,271,799	₩ 1,446,390
In foreign currency | Loss on fair value hedges
Debt securities issued [Line Items]
Debt securities issued	(55,251)	(25,794)
In foreign currency | Discount on debt securities issued
Debt securities issued [Line Items]
Debt securities issued	₩ (37,199)	₩ (31,550)